EQUITY (Other Issues and Surrender of Common Stock) (Details) (USD $)	3 Months Ended							6 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2010	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Stockholders Equity Note [Line Items]
Employee/associate compensation								$ 133,316	$ 70,096	$ 4,500
Employee/associate compensation, per share	$ 0.26	$ 0.34	$ 0.38			$ 0.42
Employee/associate compensation, shares	1,087,640	281,818	19,256	155,790	112,641	78,000
Share based compensation expense	241,528	89,182	7,408	60,598	45,661	33,180
Exercised	4,070							4,070	25,029
Exercised, shares	407,000		2,502,877
Revenue allowance	100,000	30,000
Distributor award, shares		88,235
Distributor award second issuance, shares	385,136
Surrendered by founders, shares							7,017,805
Number of principal founding shareholders that surrendered common shares		3
Warrants [Member]
Stockholders Equity Note [Line Items]
Exercised, shares			1,236,210
Vested Options [Member]
Stockholders Equity Note [Line Items]
Exercised	$ 4,070
Exercised, shares	407,000		1,266,667
Minimum [Member]
Stockholders Equity Note [Line Items]
Employee/associate compensation, per share	$ 0.2	$ 0.31		$ 0.38	$ 0.37
Maximum [Member]
Stockholders Equity Note [Line Items]
Employee/associate compensation, per share	$ 0.28	$ 0.32		$ 0.4	$ 0.42